Cover	Aug. 18, 2021
Cover [Abstract]
Entity Registrant Name	ENVELA CORPORATION
Entity Central Index Key	0000701719
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 18, 2021
Entity Incorporation State Country Code	NV
Entity File Number	1-11048
Entity Tax Identification Number	88-0097334
Entity Address Address Line 1	1901 GATEWAY DR.
Entity Address Address Line 2	STE 100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	972
Local Phone Number	587-4049
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ELA
Security Exchange Name	NYSE